Off-balance-sheet commitments	12 Months Ended
Dec. 31, 2023
Off-balance-sheet commitments
Off-balance-sheet commitments

Note 22: Off-balance sheet commitments

22.1 Financial debt commitments

			Residual
			amount on
Borrowing	Commitments given	Nominal	12/31/2023
BPI France repayable advance - “BIO 101” project

The agreement provides for an annual repayment starting on January 1, 2018 and no later than March 31 of each year until September 30, 2023 corresponding to : 35.81% of the pre-tax proceeds from the assignment or concession of patent licenses or know-how received during the previous calendar year, where said assignment or concession relates to all or part of the results of the assisted program, and 35.81% of the pre-tax proceeds generated by the commercialization, and in particular the sale to a third party or the use by the beneficiary for its own needs, of the pre-series mock-up prototypes produced as part of the assisted program. The sums due will be deducted as a priority and up to the amount of the final installment due to BPI. The application of this mechanism will not result in the company paying more than the amount received.

		1,100	110
Kreos 2021

In accordance with the terms of the subprime loan agreements signed with Kreos on September 10, 2018 (see note 12.2.3) and November 19, 2021 (see note 12.2.3), the Company has pledged a security interest in the Company's assets for the benefit of Kreos. The Company has also granted a security interest in the operating business, including part of the Company's patents, to Kreos.

		N/A	N/A

22.2 Commitments given in respect of the use of industrial property

Agreements on the use of
industrial property	Commitments given
MACULIA commercialization contract - SATT Lutech Agreements of January 1, 2016 modified by the amendment of December 17, 2020.

This contract covers patent families from M1 to M4. The consideration payable by the Company is as follows: firstly, in the year following the first product launch, and in any event no later than 2020, the Company will pay a minimum guaranteed amount of €15,000. Similarly, the company will pay a guaranteed minimum royalty of €50 thousand once a drug is marketed, and in any case no later than 2026. These amounts will be deducted from the royalties due annually to SATT Lutech. On this point, for direct operations, the agreement provides for a single figure annual royalty based on net sales, distinguishing between sales of nutraceutical and medicinal products. For indirect operation, the agreement provides for a double-digit annual royalty, calculated on license revenues by distinguishing (i) between sales of nutraceutical products (double-digit royalty rate) and medicinal products (single or double-digit royalty rate) and (ii) the development phase (phase 1, 2 and 3) at the time the license agreement is signed. Royalty payments will cease at the end of the contract.